Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Cost of Environmental Liabilities Associated with Compliance and Remediation

The activity in 2011 and 2010 related to environmental liabilities was as follows:

(In millions)	2011	2010

Balance at beginning of year	$46.3	$51.5
Accruals	.4	(1.2)
Payments	(6.1)	(4.0)
Balance at end of year	$40.6	$46.3